Tax-Managed Value Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 1.1%
RTX Corp.	113,000	$ 10,296,560
		$ 10,296,560
Banks — 7.8%
JPMorgan Chase & Co.	230,958	$ 40,269,837
PNC Financial Services Group, Inc.	142,029	21,476,205
Wells Fargo & Co.	188,847	9,476,342
		$ 71,222,384
Beverages — 2.9%
Constellation Brands, Inc., Class A	108,163	$ 26,508,588
		$ 26,508,588
Biotechnology — 2.4%
AbbVie, Inc.	95,280	$ 15,664,032
Vertex Pharmaceuticals, Inc.(1)	13,474	5,839,362
		$ 21,503,394
Building Products — 0.7%
Carrier Global Corp.	113,000	$ 6,182,230
		$ 6,182,230
Capital Markets — 6.1%
Ameriprise Financial, Inc.	19,677	$ 7,611,654
Cboe Global Markets, Inc.	22,561	4,147,840
Charles Schwab Corp.	434,452	27,335,720
Goldman Sachs Group, Inc.	22,892	8,790,757
Interactive Brokers Group, Inc., Class A	90,310	8,015,012
		$ 55,900,983
Chemicals — 2.8%
FMC Corp.	158,439	$ 8,904,272
Linde PLC	40,582	16,428,811
		$ 25,333,083
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.(1)	284,500	$ 18,304,730
		$ 18,304,730
Security	Shares	Value
Containers & Packaging — 0.4%
Ball Corp.	69,035	$ 3,827,991
		$ 3,827,991
Electric Utilities — 2.5%
NextEra Energy, Inc.	392,766	$ 23,027,871
		$ 23,027,871
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 8,590,244
		$ 8,590,244
Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A(1)	59,656	$ 14,290,595
		$ 14,290,595
Entertainment — 1.6%
Walt Disney Co.	147,913	$ 14,207,044
		$ 14,207,044
Financial Services — 3.2%
Fiserv, Inc.(1)	117,991	$ 16,739,383
Visa, Inc., Class A	44,697	12,213,902
		$ 28,953,285
Food Products — 1.1%
Nestle SA	90,000	$ 10,255,547
		$ 10,255,547
Ground Transportation — 1.4%
Union Pacific Corp.	50,876	$ 12,410,183
		$ 12,410,183
Health Care Equipment & Supplies — 2.1%
Stryker Corp.	58,093	$ 19,489,040
		$ 19,489,040
Health Care Providers & Services — 1.3%
McKesson Corp.	5,281	$ 2,639,919
UnitedHealth Group, Inc.	18,719	9,579,261
		$ 12,219,180
Household Durables — 1.6%
D.R. Horton, Inc.	99,360	$ 14,199,538
		$ 14,199,538

Tax-Managed Value Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.4%
Clorox Co.	89,520	$ 13,002,780
		$ 13,002,780
Industrial Conglomerates — 2.2%
3M Co.	33,928	$ 3,201,107
Honeywell International, Inc.	83,731	16,935,432
		$ 20,136,539
Insurance — 4.1%
Arch Capital Group Ltd.(1)	183,981	$ 15,165,554
Reinsurance Group of America, Inc.	49,257	8,565,299
Travelers Cos., Inc.	64,030	13,533,381
		$ 37,264,234
Interactive Media & Services — 2.3%
Alphabet, Inc., Class A(1)	148,159	$ 20,757,076
		$ 20,757,076
IT Services — 0.6%
Accenture PLC, Class A	14,366	$ 5,227,500
		$ 5,227,500
Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	45,967	$ 24,775,294
		$ 24,775,294
Machinery — 7.0%
Ingersoll Rand, Inc.	287,559	$ 22,964,462
Otis Worldwide Corp.	56,500	4,996,860
Parker-Hannifin Corp.	32,913	15,288,089
Toro Co.	44,934	4,155,496
Westinghouse Air Brake Technologies Corp.	124,297	16,353,756
		$ 63,758,663
Metals & Mining — 1.3%
Alcoa Corp.	411,943	$ 12,255,304
		$ 12,255,304
Multi-Utilities — 3.3%
CMS Energy Corp.	111,375	$ 6,366,195
Sempra	325,074	23,262,295
		$ 29,628,490
Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	182,306	$ 26,877,374
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	161,617	$ 18,080,094
EOG Resources, Inc.	51,427	5,851,878
Phillips 66	109,182	15,756,054
		$ 66,565,400
Pharmaceuticals — 9.3%
Eli Lilly & Co.	28,035	$ 18,099,676
Johnson & Johnson	65,953	10,479,932
Merck & Co., Inc.	167,049	20,176,178
Sanofi SA	170,680	17,092,840
Zoetis, Inc.	101,295	19,024,214
		$ 84,872,840
Residential REITs — 4.9%
AvalonBay Communities, Inc.	47,915	$ 8,577,264
Invitation Homes, Inc.	458,376	15,094,322
Mid-America Apartment Communities, Inc.	166,510	21,043,534
		$ 44,715,120
Semiconductors & Semiconductor Equipment — 6.0%
Micron Technology, Inc.	310,361	$ 26,613,456
ON Semiconductor Corp.(1)	189,888	13,506,734
QUALCOMM, Inc.	69,710	10,352,632
Texas Instruments, Inc.	24,085	3,856,490
		$ 54,329,312
Software — 0.8%
Microsoft Corp.	4,444	$ 1,766,845
Oracle Corp.	52,884	5,907,143
		$ 7,673,988
Specialty Retail — 3.1%
Home Depot, Inc.	81,060	$ 28,610,938
		$ 28,610,938
Total Common Stocks (identified cost $450,618,592)		$910,295,948

Tax-Managed Value Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(2)	1,887,595	$ 1,887,595
Total Short-Term Investments (identified cost $1,887,595)		$ 1,887,595
Total Investments — 100.0% (identified cost $452,506,187)		$912,183,543
Other Assets, Less Liabilities — 0.0%(3)		$ 278,968
Net Assets — 100.0%		$912,462,511
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(3)	Amount is less than 0.05%.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at January 31, 2024.
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $1,887,595, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$32,183,861	$24,021,629	$(54,317,895)	$ —	$ —	$1,887,595	$40,410	1,887,595
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 34,964,120	$ —	$ —	$ 34,964,120
Consumer Discretionary	42,810,476	—	—	42,810,476
Consumer Staples	57,816,098	10,255,547	—	68,071,645
Energy	66,565,400	—	—	66,565,400

Tax-Managed Value Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Financials	$193,340,886	$ —	$ —	$193,340,886
Health Care	145,766,908	17,092,840	—	162,859,748
Industrials	121,374,419	—	—	121,374,419
Information Technology	81,521,395	—	—	81,521,395
Materials	41,416,378	—	—	41,416,378
Real Estate	44,715,120	—	—	44,715,120
Utilities	52,656,361	—	—	52,656,361
Total Common Stocks	$882,947,561	$27,348,387*	$ —	$910,295,948
Short-Term Investments	$ 1,887,595	$ —	$ —	$ 1,887,595
Total Investments	$884,835,156	$27,348,387	$ —	$912,183,543
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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